Intangible Assets (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2024
Intangible Assets [abstract]
Paid	$ 912
Reclassified from long-term deposits and other		$ 912